Property, Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 6,850,184,820	$ 6,572,353,994
Changes:
Increases other than from business combinations	537,116,668	737,010,157
Increases (decreases) from foreign currency translation differences	462,934,563	62,326,765
Depreciation (1)	(249,888,296)	(221,370,577)
Impairment losses recognized in property, plant and equipment	(34,203,486)	(7,023,888)
Disposals and removals from service	(2,281,559)	(5,168,842)
Disposals (4)		(2,317,161)
Removals	(2,281,559)	(2,851,681)
Decreases to be classified as held for sale (5)		(335,702,647)
Other increases (decreases)	(14,053,135)	45,352,481
Argentine hyperinflationary economy	3,051,492	2,407,377
Total movements	702,676,247	277,830,826
Ending balance	7,552,861,067	6,850,184,820
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,471,906,134	3,099,937,769
Changes:
Increases other than from business combinations	522,711,445	734,471,374
Increases (decreases) from foreign currency translation differences	104,447,303	5,306,989
Impairment losses recognized in property, plant and equipment	(34,203,486)
Increases (decreases) from transfers and other movements	(782,091,137)	(1,357,056,393)
Increases (decreases) from transfers from construction in progress	(782,091,137)	(1,357,056,393)
Disposals and removals from service	(729,252)	(1,832,639)
Disposals (4)		(1,369,868)
Removals	(729,252)	(462,771)
Decreases to be classified as held for sale (5)		(4,869,003)
Other increases (decreases)	(3,425,435)	(4,665,289)
Argentine hyperinflationary economy	1,003,805	613,326
Total movements	(192,286,757)	(628,031,635)
Ending balance	2,279,619,377	2,471,906,134
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	70,029,950	64,680,270
Changes:
Increases other than from business combinations		92,938
Increases (decreases) from foreign currency translation differences	1,055,319	106,008
Increases (decreases) from transfers and other movements	5,382,253	6,891,887
Increases (decreases) from transfers from construction in progress	5,382,253	6,891,887
Disposals and removals from service	(10,634)	(1,280,569)
Disposals (4)		(66,882)
Removals	(10,634)	(1,213,687)
Other increases (decreases)	(1,251,562)	(571,632)
Argentine hyperinflationary economy	157,192	111,048
Total movements	5,332,568	5,349,680
Ending balance	75,362,518	70,029,950
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	629,613,090	441,878,570
Changes:
Increases other than from business combinations		9,906
Increases (decreases) from foreign currency translation differences	82,248,823	15,692,204
Depreciation (1)	(9,763,490)	(25,464,456)
Increases (decreases) from transfers and other movements	80,696,990	351,945,261
Increases (decreases) from transfers from construction in progress	80,696,990	351,945,261
Disposals and removals from service		(43,824)
Removals		(43,824)
Decreases to be classified as held for sale (5)		(52,861,456)
Other increases (decreases)	(1,632,305)	(101,701,141)
Argentine hyperinflationary economy	224,034	158,026
Total movements	151,774,052	187,734,520
Ending balance	781,387,142	629,613,090
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,856,583,768	2,211,136,474
Changes:
Increases other than from business combinations	11,072,923	25,281
Increases (decreases) from foreign currency translation differences	269,250,625	40,417,640
Depreciation (1)	(202,728,215)	(153,690,399)
Impairment losses recognized in property, plant and equipment		(7,023,888)
Increases (decreases) from transfers and other movements	622,315,617	890,133,064
Increases (decreases) from transfers from construction in progress	622,315,617	890,133,064
Disposals and removals from service	(958,864)	(1,445,026)
Disposals (4)		(880,411)
Removals	(958,864)	(564,615)
Decreases to be classified as held for sale (5)		(277,983,606)
Other increases (decreases)	(4,697,890)	153,850,501
Argentine hyperinflationary economy	1,411,881	1,163,727
Total movements	695,666,077	645,447,294
Ending balance	3,552,249,845	2,856,583,768
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	769,357,993	708,440,346
Changes:
Increases other than from business combinations	3,332,300	2,410,658
Increases (decreases) from foreign currency translation differences	5,781,046	1,266,833
Depreciation (1)	(29,003,426)	(35,239,266)
Increases (decreases) from transfers and other movements	59,437,164	94,453,986
Increases (decreases) from transfers from construction in progress	59,437,164	94,453,986
Disposals and removals from service	(572,200)	(414,606)
Removals	(572,200)	(414,606)
Other increases (decreases)	(4,241,977)	(1,559,958)
Total movements	34,732,907	60,917,647
Ending balance	804,090,900	769,357,993
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	52,392,667	45,782,339
Changes:
Increases (decreases) from foreign currency translation differences	117,860	(467,418)
Depreciation (1)	(8,240,161)	(6,788,472)
Increases (decreases) from transfers and other movements	14,259,113	13,632,195
Increases (decreases) from transfers from construction in progress	14,259,113	13,632,195
Disposals and removals from service	(10,609)	(129,978)
Removals	(10,609)	(129,978)
Decreases to be classified as held for sale (5)		(2,751)
Other increases (decreases)	1,196,034
Argentine hyperinflationary economy	254,580	361,250
Total movements	7,576,817	6,610,328
Ending balance	59,969,484	52,392,667
Other plants and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	301,218	498,226
Changes:
Increases (decreases) from foreign currency translation differences	33,587	4,509
Depreciation (1)	(153,004)	(187,984)
Disposals and removals from service		(22,200)
Removals		(22,200)
Decreases to be classified as held for sale (5)		(8,667)
Total movements	(119,417)	(197,008)
Ending balance	$ 181,801	$ 301,218